Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Revenue	$ 1,601,138	$ 1,496,137	$ 1,487,013
Cost of services (excluding depreciation and amortization)	663,212	614,025	599,778
Selling, general and administrative	508,136	534,515	545,107
Depreciation and amortization	263,433	266,819	261,372
Impairment expense on goodwill and intangible assets	1,254	1,887,223	324,145
Restructuring and other costs	6,061	64,132	25,883
Loss on disposal of subsidiaries and other assets, net	386	1,359	0
Operating income / (loss)	158,656	(1,871,936)	(269,272)
Other income, net	13,081	83,778	239,661
Interest expense, net	(151,148)	(126,628)	(165,827)
Income / (loss) from operations before taxes	20,589	(1,914,786)	(195,438)
Income tax expense / (benefit)	40,840	(52,502)	(85,110)
Net loss	(20,251)	(1,862,284)	(110,328)
Less: net income attributable to non-controlling interest	0	371	626
Net loss attributable to the Company	$ (20,251)	$ (1,862,655)	$ (110,954)
Basic	$ (0.33)	$ (30.78)	$ (1.84)
Diluted	$ (0.33)	$ (30.78)	$ (1.84)
Net Loss	$ (20,251)	$ (1,862,284)	$ (110,328)
Other comprehensive loss, net of tax of $0:
Gain / (loss) on foreign currency translation	14,330	(34,251)	(1,406)
Total comprehensive loss	(5,921)	(1,896,535)	(111,734)
Less: comprehensive income attributable to non-controlling interest	0	371	626
Total comprehensive loss attributable to the company	$ (5,921)	$ (1,896,906)	$ (112,360)